Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The gross carrying amount and accumulated amortization of intangible assets, included in Intangible assets – net of accumulated amortization in the Consolidated Balance Sheet, at December 31 are as follows:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Millions)
Customer relationships	$9,593	$(2,448)	$9,555	$(2,116)
Transportation and storage capacity contracts	267	(14)	—	—
Other intangible assets	6	(2)	6	(1)
	$9,866	$(2,464)	$9,561	$(2,117)